Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Income from operations					$ 464,278	$ 226,208
Revenues	$ 174,000	$ 84,000	$ 531,923	$ 380,278	464,278	226,208
Other [Member]
Income from operations					900	35,241
Revenues			0	900
IP Licensing [Member]
Income from operations					457,990	146,800
Revenues			522,000	373,990
B2B [Member]
Income from operations					$ 5,388	$ 44,167
Revenues			$ 9,923	$ 5,388